Income Taxes - Schedule of Reconciliation of Difference Between Benefit for Income Taxes and Income Taxes at Statutory U.S Federal Income Tax Rate (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Reconciliation Of Effective Income Tax Rate [Line Items]
Federal statutory rate			$ (8,322,268)	$ (1,783,637)
Change in valuation allowance			8,047,512	2,013,636
State income taxes			(1,459,773)	(394,912)
Conversion Feature and Put Option on 2013 Convertible Notes			307,864	462,400
Interest expense			(51,676)	51,676
Other			(16,038)	102,216
Federal income tax provision effective rate	$ 27,000	$ (49,000)	$ (22,247)	$ (19,544)
Federal statutory rate			34.00%	34.00%
Change in valuation allowance			(32.90%)	(38.40%)
State income taxes			6.00%	7.50%
Conversion Feature and Put Option on 2013 Convertible Notes			(1.30%)	(8.80%)
Interest expense			0.20%	(1.00%)
Other			0.10%	(1.90%)
Federal income tax provision effective rate			0.10%	0.40%
Scenario, Adjustment [Member]
Reconciliation Of Effective Income Tax Rate [Line Items]
Federal income tax provision effective rate			$ (22,497)	$ (19,544)
Underwriter Warrant Liability
Reconciliation Of Effective Income Tax Rate [Line Items]
Warrant liability			$ 575,495	$ (454,698)
Warrant liability			(2.40%)	8.70%
Preferred Stock Warrant Liability
Reconciliation Of Effective Income Tax Rate [Line Items]
Warrant liability			$ 1,723,800	$ 136,000
Warrant liability			(7.00%)	(2.60%)
State
Reconciliation Of Effective Income Tax Rate [Line Items]
Research and development credit			$ (22,497)	$ (19,544)
Research and development credit			0.10%	0.40%
Federal
Reconciliation Of Effective Income Tax Rate [Line Items]
Research and development credit			$ (804,916)	$ (132,681)
Research and development credit			3.30%	2.50%